ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

3.   ACCOUNTS RECEIVABLE

	As of December 31,
	2019	2020(1)
	RMB	RMB
Accounts receivable	288,389	317,278
Less: Allowance for credit losses	(21,952)	(26,798)
	266,437	290,480

The movement of allowance for credit losses is analyzed as follows:

	2018	2019	2020(1)
	RMB	RMB	RMB
Balance at beginning of year	5,384	11,014	21,952
Provisions	11,701	22,799	14,527
Write-offs	(6,071)	(11,861)	(9,681)
Balance at end of year	11,014	21,952	26,798

(1)	The allowance for credit losses reflects the Company’s estimated probable incurred losses upon adoption of ASC 326. See Note 2(e) for the Company’s estimated credit losses policy.